Note 6 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transaction costs (note 4)	$ 16,169	$ 5,725
Contingent consideration fair value adjustments	23,393	10,849
Contingent consideration compensation expense	6,286	11,958
Acquisition-related expense	$ 45,848	$ 28,532